UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21900
RIC COINVESTMENT FUND LP

(Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 798-6100
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.
The Registrant’s unaudited semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
RIC COINVESTMENT FUND LP

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of
RIC Coinvestment Fund, LP

We have reviewed the accompanying statement of assets and liabilities of RIC Coinvestment Fund, LP (the “Fund”), including the schedule of investments, as of June 30, 2008, and the related statements of operations, cash flows and changes in net assets for the six month period ended June 30, 2008. These interim financial statements are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of assets and liabilities of the Fund, including the schedule of investments, as of December 31, 2007, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets and financial highlights for the year ended December 31, 2007 and for the period from May 8, 2006 (commencement of operations) to December 31, 2006. In our report dated February 29, 2008, we expressed an unqualified opinion on such financial statements and financial highlights.

/s/ Ernst & Young

August 22, 2008
New York, New York

RIC COINVESTMENT FUND LP
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

June 30, 2008
ASSETS
Investment, at fair value (cost $650,000)	$358,354
Cash and cash equivalents	89

358,443

LIABILITIES
Due to affiliates	5
Other liabilities	53

58

NET ASSETS, representing partners’ capital	$358,385

NET ASSETS CONSIST OF:
Capital paid in	$650,000
Capital distributed	—
Undistributed net investment income	31
Accumulated net unrealized loss	(291,646)

$358,385

See notes to financial statements.

RIC COINVESTMENT FUND LP
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2008

				Income Recognized
		Cost (c) (d)		This Period	Fair Value	% of Net
Investment	Investment Reference	(000s)	Description of Investment	(000s)	(000s)	Assets
Controlled Affiliate — Direct Investments (a)

Brookdale Senior Living Inc.	“Brookdale”	$650,000	17.6 million common shares of Brookdale Senior Living, Inc. (NYSE: BKD), an owner and operator of senior living facilities in the U.S.A.	$4,400	$358,354	100.0%

Total investments (b)		$650,000		$4,400	$358,354	100.0%

(a)	An affiliated company is a company in which RIC has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. An affiliate is controlled if greater than 50% of its equity is owned by RIC or entities under common control with RIC.

(b)	The United States Federal income tax basis of RIC’s investment at the end of the period was approximately $597.4 million and, accordingly, net unrealized depreciation for United States Federal income tax purposes was approximately $239.0 million.

(c)	Net of returns of capital, if any.

(d)	The direct investment in Brookdale occurred in 2006. No purchases/sales occurred during the period.
See notes to financial statements.

RIC COINVESTMENT FUND LP
STATEMENT OF OPERATIONS (Unaudited)
(dollar amounts in thousands)

Six Months Ended
June 30, 2008
INCOME
Dividend income from controlled affiliate	$4,400
Interest income	8

4,408

EXPENSES
Directors’ fees	44
Professional fees	45
Bank fees	9
Other expenses	3

101

NET INVESTMENT INCOME	4,307

Net unrealized loss on investment	(141,687)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(137,380)

See notes to financial statements.

RIC COINVESTMENT FUND LP
STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

Six Months Ended
June 30, 2008

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(137,380)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net unrealized loss on investment	141,687

Change in:
Dividends receivable from controlled affiliate	8,800
Due from affiliates	2
Due to affiliates	5
Other liabilities	(28)

Net cash provided by operating activities	13,086

CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions	—
Capital distributions	(13,050)

Net cash used in financing activities	(13,050)

Net increase in cash and cash equivalents	36

Cash and cash equivalents, beginning of period	53

Cash and cach equivalents, end of period	$89

See notes to financial statements.

RIC COINVESTMENT FUND LP
STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Increase (decrease) in net assets resulting from operations
Net investment income	$4,307	$34,113
Net unrealized loss on investment	(141,687)	(344,801)

Net decrease in net assets resulting from operations	(137,380)	(310,688)

Capital contributions	—	—

Distributions from net investment income	(13,050)	(33,204)

Net decrease in net assets	(150,430)	(343,892)

Net assets, beginning of period	508,815	852,707

Net assets, end of period	$358,385	$508,815

Undistributed net investment income	$31	$8,774

See notes to financial statements.

RIC COINVESTMENT FUND LP
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2008

1.	ORGANIZATION

RIC Coinvestment Fund LP (“RIC”) was formed on May 8, 2006 as a Delaware limited partnership and operates as a closed-end, non-diversified registered management investment company under the Investment Company Act of 1940 (the “Act”). RIC was formed primarily to invest in Brookdale Senior Living Inc. (“Brookdale”) (NYSE: BKD). RIC owns approximately 17.6 million shares of the outstanding common stock of Brookdale, a leading senior living company.

The liability of each limited partner is limited to the amount of capital contributions required to be made by such partner in accordance with the provisions of RIC’s partnership agreement, as amended. The partnership agreement provides that, unless terminated earlier, RIC will terminate on May 8, 2014, subject to two one-year extensions. The general partner of RIC is RIC Coinvestment Fund GP LLC. The table below presents the partners of RIC, their commitments and the amount of capital they have funded (dollar amounts in thousands):

	Partners’ Capital	Partners’ Capital
	Commitment	Called
Limited Partners [1]
Combined Fortress Investment Fund IV (SisterCo)[2]	$500,000	$250,000

Combined Fortress Investment Fund IV (Coinvestment SisterCo) [3]	150,000	75,000
Fortress RIC Coinvestment Fund LP	649,480	324,740
Four affiliated individual investors	520	260

General Partner
RIC Coinvestment Fund GP LLC	—	—

Total	$1,300,000	$650,000

Percent of commitment		50.0%

1.	Affiliates of the general partner manage each of the limited partners organized as funds.

2.	The combined total includes the ownership of the following entities, Fortress Investment Fund IV (SisterCo A-1) L.P., Fortress Investment Fund IV (SisterCo B-1 Sub) L.P., Fortress Investment Fund IV (SisterCo CFG-1 Sub) L.P., Fortress Investment Fund IV (SisterCo D-1) L.P., Fortress Investment Fund IV (SisterCo E-1) L.P.

3.	The combined total includes the ownership of the following entities, Fortress Investment Fund IV (Coinvestment SisterCo A-1) L.P., Fortress Investment Fund IV (Coinvestment SisterCo B-1Sub) L.P., Fortress Investment Fund IV (Coinvestment SisterCo CFG-1 Sub) L.P., Fortress Investment Fund IV (Coinvestment SisterCo D-1) L.P.

RIC COINVESTMENT FUND LP
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2008

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting — The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). RIC reports its investment at fair value.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties — In the normal course of business, RIC, directly or through its investments, may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on loans, securities or derivatives, as applicable, which results from a borrower’s or derivative counterparty’s inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in real estate, loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. RIC may invest in the securities of companies located outside of the United States, whose operations are subject to the same risks as those associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws.

Valuation of Investments — As an investment company RIC records its investments at fair value, in accordance with RIC’s valuation policies as approved by its board of directors. Fair value is defined under GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).

The fair values of RIC’s investments are based on observable market prices when available. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the balance sheet date. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, if any, for which the last quoted asked price is used. Where a security is traded on more than one active market, fair value is based upon the price in the principal market (being that with the greatest volume and level of activity), or in the absence of a principal market, the most advantageous market (being that in which the seller would maximize proceeds after transaction costs).

RIC COINVESTMENT FUND LP
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2008

Investments measured and reported at fair value are classified and disclosed in one of the following categories:
•	Level 1 — price quotes for identical investments are available in active markets as of the reporting date. RIC classifies direct investments in listed equities within this category (except where such investments are materially restricted and such restriction transfers to the purchaser upon disposition).

•	Level 2 — pricing inputs, other than Level 1, that are directly or indirectly observable as of the reporting date. This category includes quoted prices for similar investments in active markets, quoted prices for identical or similar investments in non-active markets (including genuine bids from third parties for privately held investments), and observable inputs other than quoted prices such as LIBOR or forward currency rates that are entered directly into valuation models to determine the value of derivatives or other investments. In addition to over-the-counter derivatives, RIC will include in this level certain debt instruments and restricted equity securities whose fair value is based fundamentally on quoted prices for similar instruments, in addition to interests in controlled affiliates whose fair value is predominantly attributable to investments in Level 1 type securities.

•	Level 3 — unobservable inputs based upon RIC’s assessment of the assumptions that market participants would use in pricing the investment. Real estate, debt and equity investments in private companies valued using pricing models whose inputs require significant judgment because of the absence of any meaningful current market data for identical or similar investments fall within this category. Such pricing models may use observable inputs other than quoted prices, such as interest rates, dividend yields and EBITDA multiples for comparable enterprises. However, adjustments may then be made to such inputs prior to their application to key metrics of the investment being measured, for example market interest rates or cost of equity will be adjusted to determine a specific enterprise’s weighted average cost of capital, or the dividend yield or EBITDA multiples of publicly quoted companies will be adjusted to account for the different attributes of the specific investment being measured. Since these adjustments require significant judgment we classify those inputs as Level 3. RIC also includes within Level 3, interests in controlled affiliates whose fair value is significantly affected by assets and liabilities other than investments in Level 1 or Level 2 type securities. Finally, valuations based upon information from third parties (such as pricing services or broker-dealers) which was itself based significantly on unobservable inputs or was otherwise not supportable as a Level 2 input are classified in Level 3.
RIC’s valuation policies require that the valuation technique used maximizes the use of observable (i.e., Level 1 or Level 2) inputs. Where the valuation technique used utilizes inputs that fall within different levels of the hierarchy, the level within the hierarchy that the fair value measure as a whole is classified is dependent upon the lowest level of the significant inputs.

RIC COINVESTMENT FUND LP
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2008

Federal Income Taxes — No income taxes have been provided for in these financial statements as each partner is individually responsible for reporting income or loss based upon its respective share of RIC’s income and expenses as reported for income tax purposes.

Distributions to Partners — Distributions to partners are recorded when paid or, in the case of an in-kind distribution, when distributed. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. During the six months ended June 30, 2008, RIC distributed approximately $13.1 million to its partners.

Security Transactions and Revenue Recognition — RIC records security transactions on the trade date. Realized gains are recognized to the extent sales proceeds exceed investment cost. Realized losses are recognized where investment cost exceeds proceeds, or when a write down is recorded. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends.

Cash and Cash Equivalents — RIC considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

Recent Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. RIC adopted SFAS 157 on January 1, 2008. To the extent they are measured at fair value, SFAS 157 did not materially change RIC’s fair value measurements for any of its existing financial statement elements. As a result, the adoption of SFAS 157 did not have a material impact on RIC’s financial condition, liquidity or results of operations.

In June 2007, Statement of Position No. 07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies” (“SOP 07-1”) was issued. SOP 07-1 addresses whether the accounting principles of the Audit and Accounting Guide for Investment Companies may be applied to an entity by clarifying the definition of an investment company and whether those accounting principles may be retained by a parent company in consolidation or by an investor in the application of the equity method of accounting. Management has determined that RIC continues to meet the definition of an investment company under this guidance. In February 2008, the FASB indefinitely postponed the adoption of SOP 07-1.

RIC COINVESTMENT FUND LP
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2008

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities.” SFAS 159 permits entities to choose to measure many financial instruments, and certain other items, at fair value. SFAS 159 applies to reporting periods beginning after November 15, 2007. RIC adopted SFAS 159 on January 1, 2008. RIC did not elect to measure any items at fair value pursuant to the provisions of SFAS 159. As a result, the adoption of SFAS 159 did not have a material impact on RIC’s financial condition, liquidity or results of operations.

3.	FAIR VALUE MEASUREMENTS

All of RIC’s investments are classified as Level 1 within the fair value hierarchy levels described in Note 2 “Valuation of Investments” at June 30, 2008 and December 31, 2007.

4.	ALLOCATIONS TO PARTNERS

Net Profits and Net Losses, as defined, are allocated to the partners in proportion to their respective capital accounts. During the six months ended June 30, 2008, RIC paid $13.1 million of distributions to its partners. No management fees or incentive fees are charged to the partners of this fund, since the funds that invest in RIC are also managed by, and pay management fees to, affiliates of the general partner.

5.	DUE TO AFFILIATES

Due To Affiliates of approximately $5,000 represents general and administrative expenses paid by an affiliate of the general partner on behalf of RIC.

6.	FINANCIAL HIGHLIGHTS

			Period from
			May 8, 2006
			(Commencement of
	Six Months Ended	Year Ended	Operations) through
	June 30, 2008	December 31, 2007	December 31, 2006
Disclosure of certain ratios:
Ratio of total expenses to average net assets	0.0%*	0.0%	0.0%*
Ratio of net investment income to average net assets	2.0%*	4.6%	3.6%*
Portfolio turnover rate	0.0%	0.0%	0.0%
IRR since inception	(22.2)%	(11.4)%	90.3%
Total return	(27.1)%	(37.3)%	33.4%
Net assets, end of period (000s)	$358,385	$508,815	$852,707

*	Annualized

RIC COINVESTMENT FUND
UNAUDITED STATEMENT OF ADDITIONAL INFORMATION
I. Trustees’ and Officers’ Information
Aggregate remuneration paid by RIC Coinvestment Fund LP (the “Registrant”) during the period January 1, 2008 to June 30, 2008 to all trustees equals $29,043.
The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.
II. Proxy Voting
A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (212) 798-6100.
Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC’s website at http://www.sec.gov.
III. Portfolio Holdings
The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
The following table depicts the portfolio holdings of the Registrant as of June 30, 2008, by industry based on the net asset value of each investment:

Senior Living 100.0%

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Item 2. Code of Ethics.
Not required for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not required for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not required for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments
The Schedule of Investments is included as part of the unaudited financial statements.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not required for semi-annual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
(a)(1) — Portfolio Managers
The information in the table below is as of the date of this filing:

Individual & Position (held since)	Services Rendered	Past Business Experience (5 years)
Wesley R. Edens Chairman and Chief Executive Officer (May 2001)	Primary investment oversight of Fortress Investment Group LLC’s private equity business, including the Registrant; Principal and a member of the Management Committee of Fortress Investment Group LLC	Principal of Fortress Investment Group LLC (May 1998 to present)

Robert I. Kauffman President (May 2001)	Primary investment oversight of Fortress Investment Group LLC’s private equity business, including the Registrant; Principal and a member of the Management Committee of Fortress Investment Group LLC	Principal of Fortress Investment Group LLC (May 1998 to present)

Randal A. Nardone Vice President, Chief Operating Officer and Secretary (May 2001)	Primary investment oversight of Fortress Investment Group LLC’s private equity business, including the Registrant; Principal and a member of the Management Committee of Fortress Investment Group LLC	Principal of Fortress Investment Group LLC (May 1998 to present)
(a)(2) — Other Accounts Managed by Portfolio Manager
The information in the table below is as of December 31, 2007 ($ is USD and in millions):

	Registered Investment Companies		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Name of Portfolio Manager	Managed by Portfolio Manager		by Portfolio Manager		by Portfolio Manager
	Number of		Number of		Number of
	Accounts (1)	Total AUM	Accounts (2)	Total AUM	Accounts (3)	Total AUM
Wesley R. Edens	4	$1,475	50	$15,712	4	$2,392
Robert I. Kauffman	4	$1,475	50	$15,712	4	$2,392
Randal A. Nardone	4	$1,475	50	$15,712	4	$2,392

(1)	Three of the accounts, consisting of $1,474 of Total AUM in the category, have performance based advisory fees.

(2)	Forty-nine of the accounts, consisting of $15,526 of Total AUM in the category, have performance based advisory fees.

(3)	Two of the accounts, consisting of $2,246 of Total AUM in the category, have performance based advisory fees.
Generally, total assets under management (“Total AUM”) represents the total assets managed, including capital which can be called from investors pursuant to their capital commitments to the various funds. For publicly traded alternative investment vehicles within “Other Accounts Managed by Portfolio Manager”, Total AUM represents the market capitalization of the common stock of the publicly traded alternative investment vehicle as of the date disclosed.
Potential Material Conflicts of Interests
In the response below, Portfolio Managers, along with other members of Fortress’s management committee, are referred to as “principals.”
From time to time, subject to applicable investment guidelines and restrictions, Fortress may acquire a security in a proprietary account temporarily on behalf of a client and then transfer the security to the client account (e.g., through a “warehousing” transaction). In addition, Fortress may direct one client account to sell securities to another client account, including client accounts in which Fortress or its personnel may have a proprietary investment, through a cross transaction when Fortress deems the transaction to be in the best interest of each participating client. Such cross transactions will usually be made without the services of a broker-dealer. When effecting cross transactions between clients, Fortress will have a potentially conflicting division of loyalties and responsibilities with respect to each participating client. To the extent that any such transaction qualifies as a “principal transaction” under the Investment Advisers Act, Fortress will conduct such transaction in accordance with the provisions of Section 206(3) of the Investment Advisers Act.
Fortress may cause clients to invest in securities or other interests sold or issued by entities (such as portfolio companies) in which Fortress or a related party, including a principal, has an interest. Such interest may result from, among other things, a direct or indirect investment in the applicable entity, a Fortress employee or principal serving as an officer or director of the entity or because Fortress receives Management, Performance or other fees from such entity.
Fortress, as do most legal entities, has certain obligations to its public equity holders. These obligations run to Fortress’s public equity holders and may pose potential conflicts of interest regarding the activities conducted, and decisions made, on behalf of Fortress’s clients.
Fortress intends to act in good faith in a manner consistent with its duties to clients under applicable law, however, Fortress is subject to various conflicts of interest. Fortress engages in a broad spectrum of activities, including direct investment activities and investment advisory activities, and has extensive investment activities (including principal investments by Fortress for its own account), that with respect to any particular client, are independent from, and may from time to time conflict with, overlap with or compete with, the investment activities of other clients.
The principals and Fortress’s employees also may have conflicts in allocating their time and services among clients. The principals and Fortress’s employees will devote as much time to each client as Fortress deems appropriate to perform its duties in accordance with its management agreements.
From time to time, a Fortress affiliate may provide services to, and receive compensation from, a portfolio company, or vice versa. Such compensation will be in addition to any management fee or promote earned by Fortress from the clients who invest in those portfolio companies.
The investment objectives and programs of a client, or of Fortress itself, may be similar to, or overlap with, the investment objectives and proposed investment programs of other Fortress clients and, therefore, clients may compete for investment opportunities. Generally, Fortress does not maintain informational firewalls among respective investment management teams that manage the investment programs of Fortress’s clients. Accordingly, information relating to investment opportunities may be shared across such investment management teams. Therefore, the allocation of investment opportunities gives rise to potential and actual conflicts of interest.
In making allocation decisions with respect to investment opportunities that could reasonably be expected to fit the investment objectives of multiple Fortress clients, or of Fortress itself, Fortress anticipates that it may consider one or more of the following factors that it deems relevant: the investment objectives of clients, the source of the investment opportunity, any exclusive rights to investment opportunities that may have been granted to clients, the expected duration of the investment in light of clients’ investment objectives and policies (including diversification policies), the amount of available capital, the size of the investment opportunity, regulatory and tax considerations, the degree of risk arising from an investment, the expected investment return, relative liquidity, likelihood of current income or such other factors as Fortress deems to be appropriate. These factors provide substantial discretion to Fortress in allocating investment opportunities. Further, two or more clients may hold an investment for which no (or only a limited) liquid market exists or that is subject to legal or other restrictions on transfer. In a situation where Fortress is limited in its ability to dispose of an investment, Fortress may make allocation decisions in a manner similar to that described above in respect of such sale.
Certain private funds managed by Fortress have provisions in their governing documents that, among other things, provide for a right of first refusal with respect to investments falling within the scope of such fund’s “primary investment objective” (such provision being known as an “exclusivity grant”). While exclusivity grants are limited in scope and duration, they may nonetheless result in an investment opportunity being offered solely to a client with an exclusivity provision even though the investment opportunity is within the investment objective(s) of one or more additional clients.
If an investment opportunity is available in limited quantities, or Fortress or its principals have sufficient available capital and desire to make a proprietary investment in such opportunity, or Fortress or its principals have more of their capital invested in a particular Fortress client (or businesses in which they or another Fortress client have invested), Fortress may have an incentive to allocate such investment opportunity to Fortress or its principals or to such Fortress client rather than to other clients. The economic interests of Fortress and its principals in certain of these Fortress clients (or such businesses), when combined with their rights to management and/or incentive or other fees from such Fortress clients, may be significantly larger than their direct and indirect economic interests in other clients. Moreover, Fortress and its principals may own the right to receive a percentage of profits attributable to an investment if made by them directly, rather than a percentage of profits made by clients. Accordingly, Fortress may have a substantial incentive to allocate investment opportunities to Fortress or its principals, rather than to Fortress clients, or to otherwise make decisions that favor Fortress or its principals. This may lead to fewer, and less attractive, investment opportunities being made available to clients than would have been the case had Fortress and its principals been restricted from pursuing proprietary investments and/or investment programs on behalf of clients.
Where Fortress’s clients (or Fortress itself, its principals, or employees) hold the same investment, the differing investment objectives of such clients, as well as other factors applicable to the specific situation (including the differing liquidity requirements of clients), may result in a determination to dispose of, or retain, all or a portion of an investment on behalf a client (or on behalf of Fortress itself, its principals, or employees) at different times as such investment or portion thereof is being disposed of, or retained, by other clients. Fortress may also recommend investments to or purchase securities for the account of one client (or of Fortress itself, its principals, or employees may purchase such securities) that may differ from investments recommended or bought for other clients, even though the investment objectives of other clients may be similar. Moreover, Fortress’s clients (or Fortress itself, its principals and employees) may make investments or engage in other activities that express inconsistent views with respect to an entity in which they have invested, a particular security or relevant market conditions. For example, if a Fortress client expresses a negative outlook on an entity in which other clients have invested, this may reduce the value of the other clients’ investments.
In addition, Fortress expects to make other business decisions on behalf of certain clients relating to investments (such as financing such investments or hedging related interest rate, currency or other risks) independently of the analogous decisions made with respect to such investment by other Fortress clients. Consequently, certain clients may choose not to hedge certain risks that other Fortress clients hedge (or vice versa), or certain clients may be exposed to risks of financing (for example, possible margin calls) on an investment when other Fortress clients are not. Further, in some instances, Fortress’s clients may choose to coordinate their activities (such as timing dispositions in an orderly way in order to avoid affecting the share price of an investment in an unduly volatile manner) with respect to commonly held investments, when it would theoretically be possible for Fortress to act unilaterally with respect to a particular client’s holdings in such investment. Such coordination could have the effect of lowering returns on such investment relative to what might have been achieved absent such coordination. However, Fortress is not obligated to engage in such coordination and in fact may elect not to do so in any particular circumstance.
If Fortress determines that the purchase or sale of the same security or instrument is in the best interest of more than one client, Fortress may, but may in its sole discretion choose not to, combine or aggregate orders to the extent permitted by applicable law.
In some cases, certain of Fortress’s portfolio managers may be responsible for investing capital of more than one client. In such cases, the securities purchased and sold by such portfolio manager will generally be allocated to the various clients on a trade by trade basis and in direct proportion to the amount of capital each client has allocated to such portfolio manager (subject to such exceptions as may be determined to be appropriate under the circumstances of a particular trade), but other allocation methods may be used from time to time in Fortress’s sole discretion.
In some cases, where a new client is formed or where a client has not participated in an investment opportunity when it was initially allocated, Fortress may, wherever practicable and suitable, purchase for such client’s account investments that are the same as those already held for other existing client accounts; and, in such instances, allocation to such client’s account may be given priority in allocation over accounts of client’s with pre-existing positions in such investment.
Should a particular client invest in entities or assets in which other Fortress clients hold an investment (or vice-versa), the investment by such client could be viewed, especially in hindsight, to have been made based on a non-arm’s length valuation. Similarly, other Fortress clients may later invest in entities such client has invested in, which may have an effect (either positive or negative) on the market price of this client’s investments.
A Fortress client, or Fortress itself, may hold interests in an entity that are of a different class or type than the class or type of interest held by another Fortress client. For example, one client may hold securities in an entity and other Fortress clients may hold equity or debt of such entity that are senior or junior to the securities held by the client, which could mean that the clients will be entitled to different payment or other rights, or that in a workout or other distressed scenario the interests of one client might be adverse to those of other clients and such client might recover all or part of its investment while the other clients might not. Fortress’s clients will not be required to take any action or refrain from taking any action to mitigate their losses in such a scenario.
Fortress’s clients regularly acquire confidential information and may enter into confidentiality and/or “standstill agreements” when assessing investment opportunities. These activities could prevent clients from disposing of (or acquiring additional) securities or other interests in an issuer, potentially for an extended period. Further, certain clients may be subject to regulatory or legal restrictions or constraints that may not have been applicable had other Fortress clients not also invested in the same entity (for example, investments in a single company or securitization vehicle by multiple Fortress clients may be aggregated for contractual or regulatory purposes, and, in the case of a public issuer, may result in public disclosure of the investment). Additionally, employees of Fortress acquire material non-public information in the ordinary course of their investment activities which may result, in certain circumstances, in restrictions on a client’s ability to sell a portfolio investment at a time when it might otherwise have done so.
(a)(3) — Portfolio Manager Compensation
The Portfolio Managers do not receive any compensation directly from the registrant or the registrant’s investment advisor. Rather, the Portfolio Managers are shareholders of the Fortress Operating Group, which is the indirect parent of the registrant’s investment advisor. The Portfolio Managers receive distributions on the equity they hold in the Fortress Operating Group, a portion of which is comprised of fees generated by the registrant’s investment advisor and distributed up to the Fortress Operating Group.
The Portfolio Managers also serve as officers of Fortress Investment Group LLC (the “Public Company”), a public company listed on the New York Stock Exchange, which is the ultimate parent of both the Fortress Operating Group and the registrant’s investment advisor. The Portfolio Managers receive compensation for their service as officers of the Public Company. This compensation is disclosed in detail in the Public Company's 2008 Proxy Statement, which is on file with the United States Securities Exchange Commission and can be found at http://www.sec.gov.
(a)(4) — Ownership of Registrant Securities
The table below provides information on the portfolio managers’ ownership of the equity interests in the Registrant as of December 31, 2007:

Dollar Range of Equity Interests in the
Registrant Beneficially owned by the
Name of Portfolio Manager	Portfolio Manager
Wesley R. Edens	None
Robert I. Kauffman	None
Randal A. Nardone	None
(b) — Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There have not been changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.
(b) Certification pursuant to Rule 30a-2(b) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIC Coinvestment Fund LP
By:	/s/ Kevin Naughton
	Name:	Kevin Naughton
	Title:	Chief Financial Officer
Date: September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Wesley R. Edens
	Name:	Wesley R. Edens
	Title:	Chief Executive Officer
Date: September 22, 2008

By:	/s/ Kevin Naughton
	Name:	Kevin Naughton
	Title:	Chief Financial Officer
Date: September 22, 2008